Commitments and Contingencies (Details Narrative) - CAD ($)	1 Months Ended						3 Months Ended	12 Months Ended
	Oct. 31, 2021	Mar. 31, 2021	Jul. 31, 2020	Jan. 31, 2020	Nov. 30, 2019	Sep. 30, 2019	Nov. 30, 2019	Jan. 31, 2023	Jan. 31, 2021
Statement [Line Items]
Breach of contract amount								$ 30,000
Contract amount								5,590,000
Amount paid by company								3,060,000.00
Amount paid in future								2,530,000
Financial guarantee liability								$ 1,107,212	$ 1,083,295
Discount rate of company guarantee								25.00%
GSB [Member]
Statement [Line Items]
Non-brokered private placements						$ 15,000,000
Settlement of legal claims			$ 120,000						120,000
Claim amount for finders fee						$ 600,000
Bio V Pharma Inc [Member]
Statement [Line Items]
Claim amount for premises sub-leased				$ 395,000
MedMelior [Member]
Statement [Line Items]
Settlement of legal claims								$ 2,000,000	$ 10,000,000
Olymbec Development Inc. [Member]
Statement [Line Items]
Monthly lease payment		$ 49,410
Administrative fees		36,500
Outstanding lease		$ 124,223
Chief Executive Officers [Member]
Statement [Line Items]
Issuance of stock options					600,000
Claim amount termination of employment							$ 1,000,000
Settlement Agreement [Member]
Statement [Line Items]
Lump sum payment	$ 300,000
Payment description	the Company as follows: $150,000 on or before April 1, 2022 and $150,000 on or before May 31, 2022 (the “Transaction”), which was homologated by the Superior Court (Commercial Division) of Quebec on March 28, 2022
Settlement income	$ 300,000